Contents of Significant Accounts - Financial Liabilities at Fair Value through Profit or Loss, Current (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)
Current Financial Liabilities At Fair Value Through Profit Or Loss [Line Items]
Financial liabilities at fair value through profit or loss, current	$ 438,397	$ 14,266	$ 2,380,599
Embedded derivatives in exchangeable bonds [Member]
Current Financial Liabilities At Fair Value Through Profit Or Loss [Line Items]
Financial liabilities at fair value through profit or loss, current	$ 438,397		$ 2,380,599